Subsequent Events (Details) - Details-1 - USD ($)	Mar. 31, 2024	Jan. 05, 2024	Dec. 02, 2023	Nov. 02, 2022	Apr. 16, 2024	Mar. 27, 2024	Mar. 21, 2024	Dec. 31, 2023	Apr. 27, 2023	Mar. 04, 2021
Subsequent Events [Line Items]
Exchange ratio	0.8061480
Aggregate shares	290,447
Common stock par value	$ 10							$ 10
Common stock redemption price	$ 10.36
Aggregate redemption amount	$ 4,800,000
Convertible notes	$ 52,700,000
Divided price per share	$ 10							$ 10		$ 10
Aggregate promissorry note			$ 160,000	$ 160,000
Public Warrants [Member]
Subsequent Events [Line Items]
Warrants issued	14,374,975
Private warrants [Member]
Subsequent Events [Line Items]
Warrants issued	8,250,000
Divided price per share	$ 11.5
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Aggregate shares	78,730
New iLearningEngines [Member]
Subsequent Events [Line Items]
Common stock par value	$ 0.0001
Aggregate shares	77,242,379
Shares issued	134,970,114
Shares outstanding	134,970,114
Warrants issued	22,624,975
Divided price per share	$ 11.5
New iLearningEngines [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Aggregate shares	13,060,608
New iLearningEngines [Member] | Converted Restricted Stock [Member]
Subsequent Events [Line Items]
Aggregate shares	32,151,912
Legacy iLearningEngines [Member]
Subsequent Events [Line Items]
Aggregate shares	5,675,890
Shares issued	77,242,379
Legacy iLearningEngines [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Shares issued	32,442,359
ARRW Stockholder Meeting [Member]
Subsequent Events [Line Items]
Aggregate shares	460,114
Venture Lending & Leasing IX, Inc. [Member]
Subsequent Events [Line Items]
Aggregate shares	4,419,998
Arrowroot trust account [Member]
Subsequent Events [Line Items]
Convertible notes	$ 5,900,000
2023 Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible notes	17,400,000								$ 17,400,000
2024 Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible notes	$ 29,400,000
Convertible Notes Payable [Member]
Subsequent Events [Line Items]
Shares issued	13,060,608
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock par value					$ 0.0001
Divided price per share						$ 10
Aggregate promissorry note		$ 160,000
Subsequent Event [Member] | 2024 Convertible Notes [Member] | New iLearningEngines [Member]
Subsequent Events [Line Items]
Convertible notes					$ 28,714,500
Investors [Member]
Subsequent Events [Line Items]
Aggregate shares	82,091
Convertible notes							$ 700,000
Sponsor [Member]
Subsequent Events [Line Items]
Aggregate shares	460,384
Arrowroot’s Class A Common Stock [Member]
Subsequent Events [Line Items]
Common stock par value	$ 0.0001
Shares issued	556,886
Arrowroot Class B Common Stock [Member]
Subsequent Events [Line Items]
Shares issued	6,705,409